Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2028	Jun. 30, 2033
NORTHQUEST CAPITAL FUND INC
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%	12.28%	10.96%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.04%	12.85%